Convertible Note (Tables)	12 Months Ended
Mar. 31, 2023
Convertible Note [Abstract]
Schedule of liability and equity component
	March 31, 2022	Adjustments	April 1, 2022
Liability component
Principal outstanding	$2,804,848	$-	$2,804,848
Unamortized issuance cost	(769,901)	341,619	(428,282)
Net carrying value	2,034,947	341,619	2,376,566

Equity component
Amount allocated to conversion option	418,410	(418,410)	-
Issuance cost	(66,873)	66,873	-
Equity component, net	351,537	(351,537)	-

Schedule of net carrying amount of liability
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-2	$1,595,000	$(163,967)	$1,431,033
Convertible Note – 2023	1,902,639	(176,180)	1,726,459
Total	$3,497,639	(340,147)	$3,157,492
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-1	$2,804,848	$(428,282)	$2,376,566

Schedule of amortization of issuance cost, debt discount and interest cost
	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note – 2022-1	267,122	94,643	361,765
Convertible Note – 2022-2	56,068	27,233	83,301
Convertible Note – 2023	12,464	8,406	20,870
Total	$335,654	$130,282	$465,936
	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note – 2022-1	$20,008	$7,020	$27,028